Loans - Summary of Balances of Loans (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015		Dec. 31, 2014
Summary of balances of loans
Total loans	$ 368,189	$ 347,222		$ 298,054
Net unamortized deferred loan costs	374	324		393
Allowance for loan losses	(3,741)	(4,223)	[1]	(3,205)
Loans, net	364,822	343,323	[1]	295,242
Construction, Land and Land Development
Summary of balances of loans
Total loans	41,530	42,129		43,048
Farmland
Summary of balances of loans
Total loans	1,051	1,030		1,128
Commercial Mortgages (Non-Owner Occupied)
Summary of balances of loans
Total loans	29,131	29,086		20,534
Commercial Mortgages (Owner Occupied)
Summary of balances of loans
Total loans	45,504	43,956		33,326
Residential First Mortgages
Summary of balances of loans
Total loans	185,373	164,405		135,267
Residential Revolving and Junior Mortgages
Summary of balances of loans
Total loans	25,389	26,497		25,400
Commercial and Industrial
Summary of balances of loans
Total loans	36,596	35,104		34,002
Allowance for loan losses	(480)	(599)
Consumer and Other Loans
Summary of balances of loans
Total loans	3,615	5,015		$ 5,349
Allowance for loan losses	$ (53)	$ (122)

[1]	Derived from Audited December 31, 2015 Financial Statements